OTHER NON-CURRENT LIABILITIES (Statutory severance and pre-notice obligations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022
Changes in net defined benefit liability (asset) [abstract]
Obligation, beginning of fiscal year	$ 42,931	$ 19,889
Service cost	18,166	13,942
Interest cost	8,543	6,562
Actuarial loss	(8,094)	21,678
Foreign exchange gain	(626)	(179)
Benefits paid	(18,793)	(18,961)
Obligation, end of fiscal year	$ 42,127	$ 42,931